S-K 1603(a) SPAC Sponsor	May 12, 2026 USD ($) $ / shares
Spac Sponsor Line Items
SPAC Sponsor Name	Tidewise Capital Corporation
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	business company
Spac Sponsor Compensation Line Items
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Tidewise Capital Corporation [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00